Submission	Aug. 04, 2025
Submission [Line Items]
Central Index Key	0001803498
Registrant Name	BLACKSTONE PRIVATE CREDIT FUND
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES